S000036004 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	142 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
S&P Emerging Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.46%	4.68%	3.47%
Dow Jones Emerging Markets Select Dividend Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		19.75%	0.73%	0.29%
iShares Emerging Markets Dividend ETF
Prospectus [Line Items]
Average Annual Return, Percent		20.65%	0.81%	0.30%
Performance Inception Date					Feb. 23, 2012
iShares Emerging Markets Dividend ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.58%	(1.13%)	(1.25%)
iShares Emerging Markets Dividend ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.42%	0.44%	0.08%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.